Cost of Sales - Disclosure of impairment of assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	R 1,124	R 0	R 3,898
Impairment of assets		0
Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	759	0	2,254
Recoverable amount	5,783		5,866
Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	187	0	6
Recoverable amount	341		763
Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	178	0	318
Recoverable amount	0		182
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	690
Recoverable amount			1,297
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	312
Recoverable amount			1,076
Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	0	198
Recoverable amount			852
Other mining assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets	0	R 0	120
Recoverable amount			335
Life-of-mine plan | Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	4,847		3,811
Life-of-mine plan | Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	341		763
Life-of-mine plan | Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0
Life-of-mine plan | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			1,297
Life-of-mine plan | Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			467
Life-of-mine plan | Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			765
Life-of-mine plan | Other mining assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			335
Resource base | Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	936		2,055
Resource base | Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	0
Resource base | Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	R 0		182
Resource base | Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			0
Resource base | Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			609
Resource base | Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount			R 87